Fair Value Measurements - Assets Not Measured at Fair Values in Consolidated Statements of Financial Position but for which Fair Values are Disclosed by Fair Value Hierarchy (Detail) - Not measured at fair values in Consolidated Statements of Financial Position but for which fair values are disclosed [Member] - JPY (¥)
¥ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Total	¥ 9,707	¥ 9,461
Total	144,270	143,759
Corporate bonds and other debt instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	284	288
Guarantee deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	57	123
Office security deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	9,266	9,050
Other assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	100
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Total	9,707	9,461
Total	144,270	143,759
Level 2 [Member] | Corporate bonds and other debt instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	284	288
Level 2 [Member] | Guarantee deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	57	123
Level 2 [Member] | Office security deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	9,266	9,050
Level 2 [Member] | Other assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	100
Office security deposits received under sublease agreement [Member]
Disclosure of fair value measurement of assets [line items]
Financial liability measured at amortized cost	16	16
Office security deposits received under sublease agreement [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial liability measured at amortized cost	16	16
Corporate bonds [Member]
Disclosure of fair value measurement of assets [line items]
Financial liability measured at amortized cost	144,254	143,743
Corporate bonds [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial liability measured at amortized cost	¥ 144,254	¥ 143,743